Other financial liabilities - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 16, 2023
Other Financial Liabilities
Percentage of cash underwriting discount	2.00%
Underwriting expense	$ 7,280
Share capital
Other Financial Liabilities
Underwriting expense	5,303
Glencore
Other Financial Liabilities
Underwriting expense	0	$ 500	$ 3,373
Legal and professional fees	5,079
Deferred fees	$ 0	$ 0	$ 2,995
CMPL
Other Financial Liabilities
Contingent Royalty Liability				$ 43,130
Contingent consideration				$ 81,000